Condensed Consolidated Statements Of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 68,343	$ 17,446	$ 206,434	$ 28,635
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	72,839	65,374	208,660	196,056
Bad debt recovery, net	(15)	(2,095)	(1,225)	(326)
Container recovery from lessee default, net			(4,835)	(140)
Unrealized (gain) loss on financial instruments, net			(4,681)	9,434
Amortization of unamortized debt issuance costs and accretion of bond discounts (1)			7,153	6,011
Debt termination expense (1)	11,866	8,628	15,078	8,750
Amortization of intangible assets	802	645	2,290	1,766
Gain on sale of owned fleet containers, net			(51,222)	(19,410)
Share-based compensation expense			4,208	3,218
Changes in operating assets and liabilities			1,757	54,319
Total adjustments			177,183	259,678
Net cash provided by operating activities			383,617	288,313
Cash flows from investing activities:
Purchase of containers and fixed assets			(1,689,588)	(273,171)
Payments on container leaseback financing receivable		(14,170)	(18,705)	(24,089)
Proceeds from sale of containers and fixed assets			112,745	109,144
Receipt of principal payments on container leaseback financing receivable			21,081	15,788
Net cash used in investing activities			(1,574,467)	(172,328)
Cash flows from financing activities:
Proceeds from debt			4,229,756	1,626,759
Payments on debt			(3,199,942)	(1,704,132)
Payment of debt issuance costs			(21,107)	(13,333)
Proceeds from container leaseback financing liability, net			16,305
Principal repayments on container leaseback financing liability, net			(3,128)	(12,754)
Issuance of preferred shares, net of underwriting discount			290,550
Purchase of treasury shares			(45,789)	(56,779)
Issuance of common shares upon exercise of share options			6,789	224
Dividends paid on preferred shares			(4,433)
Purchase of noncontrolling interest			(21,500)
Other			(654)
Net cash provided by (used in) financing activities			1,246,847	(160,015)
Effect of exchange rate changes			(108)	3
Net increase (decrease) in cash, cash equivalents and restricted cash			55,889	(44,027)
Cash, cash equivalents and restricted cash, beginning of the year			205,165	277,905	$ 277,905
Cash, cash equivalents and restricted cash, end of the period	$ 261,054	$ 233,878	261,054	233,878	$ 205,165
Supplemental disclosures of cash flow information:
Cash paid for interest expense and realized loss and settlement of derivative instruments			115,454	98,351
Income taxes paid			1,559	29
Receipt of payments on finance leases, net of income earned			47,490	33,325
Supplemental disclosures of noncash operating activities:
Receipt of marketable securities from a lessee			5,789
Right-of-use asset for leased properties			272	555
Supplemental disclosures of noncash investing activities:
Increase in accrued container purchases			51,147	316,503
Containers placed in finance leases			$ 902,748	$ 355,096